Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 43,435,739	¥ 45,854,380
Available-for-sale debt securities, Gross unrealized gains	170,771	146,095
Available-for-sale debt securities, Gross unrealized losses	365,064	202,033
Available-for-sale debt securities	43,241,446	45,798,442
Total	43,241,446
Total	13,847,100	4,595,109
Held-to-maturity debt securities, Gross unrealized gains	13,389	26,096
Held-to-maturity debt securities, Gross unrealized losses	230,168	14,900
Held-to-maturity debt securities, Fair value	13,630,321	4,606,305
Total	13,847,100
Held-to-maturity debt securities, fair value before disposal group reclassification	13,630,321
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	32,116,268	34,383,131
Available-for-sale debt securities, Gross unrealized gains	30,516	77,144
Available-for-sale debt securities, Gross unrealized losses	164,016	132,511
Available-for-sale debt securities	31,982,768	34,327,764
Total	7,362,800	1,808,312
Held-to-maturity debt securities, Gross unrealized gains	12,002	13,691
Held-to-maturity debt securities, Gross unrealized losses	18,138	3,633
Held-to-maturity debt securities, Fair value	7,356,664	1,818,370
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	3,958,306	4,154,459
Available-for-sale debt securities, Gross unrealized gains	3,316	6,672
Available-for-sale debt securities, Gross unrealized losses	24,732	14,987
Available-for-sale debt securities	3,936,890	4,146,144
Total	569,921	175,072
Held-to-maturity debt securities, Gross unrealized gains	0	4
Held-to-maturity debt securities, Gross unrealized losses	3,227	1,116
Held-to-maturity debt securities, Fair value	566,694	173,960
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	3,192,143	2,671,797
Available-for-sale debt securities, Gross unrealized gains	1,809	8,586
Available-for-sale debt securities, Gross unrealized losses	164,674	49,040
Available-for-sale debt securities	3,029,278	2,631,343
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,048,053	1,081,620
Available-for-sale debt securities, Gross unrealized gains	8,820	9,601
Available-for-sale debt securities, Gross unrealized losses	2,840	1,073
Available-for-sale debt securities	1,054,033	1,090,148
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	978,426	900,799
Available-for-sale debt securities, Gross unrealized gains	466	256
Available-for-sale debt securities, Gross unrealized losses	512	648
Available-for-sale debt securities	978,380	900,407
Total	3,223,324	234,652
Held-to-maturity debt securities, Gross unrealized gains	638	49
Held-to-maturity debt securities, Gross unrealized losses	179,931	8,778
Held-to-maturity debt securities, Fair value	3,044,031	225,923
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,773,902	1,547,098
Available-for-sale debt securities, Gross unrealized gains	123,378	41,544
Available-for-sale debt securities, Gross unrealized losses	526	222
Available-for-sale debt securities	1,896,754	1,588,420
Total	2,691,055	2,377,073
Held-to-maturity debt securities, Gross unrealized gains	749	12,352
Held-to-maturity debt securities, Gross unrealized losses	28,872	1,373
Held-to-maturity debt securities, Fair value	2,662,932	2,388,052
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	277,638	104,869
Available-for-sale debt securities, Gross unrealized gains	2,464	2,243
Available-for-sale debt securities, Gross unrealized losses	7,763	3,533
Available-for-sale debt securities	272,339	103,579
Commercial paper
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	91,003	1,010,607
Available-for-sale debt securities, Gross unrealized gains	2	49
Available-for-sale debt securities, Gross unrealized losses	1	19
Available-for-sale debt securities	¥ 91,004	¥ 1,010,637